Investment Objectives and Goals	Dec. 31, 2025
VIF - Discovery Portfolio - Class I | VIF Discovery Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
VIF - Discovery Portfolio - Class II | VIF Discovery Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
VIF - Emerging Markets Debt Portfolio - Class I | VIF Emerging Markets Debt Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high total return.
VIF - Emerging Markets Debt Portfolio - Class II | VIF Emerging Markets Debt Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high total return.
VIF - Emerging Markets Equity Portfolio - Class I | VIF Emerging Markets Equity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
VIF - Emerging Markets Equity Portfolio - Class II | VIF Emerging Markets Equity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
VIF - Global Strategist Portfolio - Class I | VIF Global Strategist Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.
VIF - Global Strategist Portfolio - Class II | VIF Global Strategist Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.
VIF - Growth Portfolio - Class I | VIF Growth Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
VIF - Growth Portfolio - Class II | VIF Growth Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.